Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Stockholders' Equity [Abstract]
Dividends declared (in $ per share)	$ 0.46	$ 0.36	$ 0.32